Debt - Schedule of Long-Term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Carrying value long-term debt	$ 1,933.4	$ 1,992.5
Principal Outstanding	1,977.6	2,044.9
Deferred finance charges	(31.5)	(37.7)
Debt discount	(20.5)	(23.9)
Debt premium	7.8	9.2
2028 Notes
Debt Instrument [Line Items]
Carrying value long-term debt	837.5	875.0
2030 Notes
Debt Instrument [Line Items]
Carrying value long-term debt	452.5	465.0
Convertible Bonds
Debt Instrument [Line Items]
Carrying value long-term debt	239.4	239.4
Additional 2028 Notes and Further Additional 2028 Notes
Debt Instrument [Line Items]
Carrying value long-term debt	290.6	303.6
Additional 2030 Notes
Debt Instrument [Line Items]
Carrying value long-term debt	157.6	$ 161.9
Super senior revolving credit facility, RCF
Debt Instrument [Line Items]
Revolving credit facility	$ 150.0